TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (loss) before taxes on income:
Domestic	$ (2,296)	$ (594)	$ (179)
Foreign	5,975	13,063	4,099
Income before taxes on income	$ 3,679	$ 13,657	$ 3,920